Average Annual Total Returns			12 Months Ended	23 Months Ended	60 Months Ended	120 Months Ended
		Nov. 21, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Calamos Antetokounmpo Global Sustainable Equities ETF
Prospectus [Line Items]
Average Annual Return, Percent			9.65%	8.90%
Performance Inception Date		Feb. 03, 2023
Calamos Antetokounmpo Global Sustainable Equities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.47%	8.68%
Calamos Antetokounmpo Global Sustainable Equities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.84%	6.83%
MSCI ACWI Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.02%	15.80%
MSCI ACWI Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.49%	15.24%

[1]	The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI ACWI Index (Net) as an additional benchmark. The MSCI ACWI Index (Net) is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets and emerging markets. Net return basis accounts for the impact of taxes and other costs associated with holding the constituent securities in the index.